Subsequent Events	12 Months Ended
Dec. 31, 2018
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Subsequent Events

NOTE 55. SUBSEQUENT EVENTS

Prisma Medios de Pago S.A.

Under the framework of the divestment commitment undertaken by Prisma Medios de Pago S.A. and its shareholders towards the Argentine Commission of Competence Defense, on January 21, 2019, Banco Galicia, along with the other shareholders, accepted an offer made by AI Zenith (Netherlands) B.V. to buy 3,182,444 book-entry common shares, with face value of $1 each and one vote per share, representing 7.7007% of this company’s capital stock.

The estimated total price of the transaction amounted to US$106,258, out of which Banco Galicia received US$ 63,073 on February 1, 2019 (date on which the shares were transferred). The price remainder, i.e. US$43,185, will be payable during the next five years: (i) 30% will be payable in Pesos at UVA rate, plus an annual nominal 15% rate and (ii) 70% will be payable in US Dollars at an annual nominal 10% rate.

Banco Galicia continues to hold 3,057,642 shares in Prisma Medios de Pago S.A., which represent 7.3988% of its capital stock.